OTHER RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OTHER RECEIVABLES	Other receivables are comprised of the following:
	March 31, 2026	December 31, 2025
Vendor receivable	$-	$29,120
Employee receivables	1,322	678
Total	$1,322	$29,798
Other receivables are comprised of the following:
	2025	2024
Vendor receivable	$29,120	-
Employee receivables	678	-
Total	$29,798	-